Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2026	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Jun. 30, 2026
C000012491
Account Value [Line Items]
Accumulated Value	$ 9,425	$ 9,633	$ 9,835	$ 10,407		$ 10,771	$ 10,930	$ 11,547	$ 11,231	$ 11,490	$ 12,331	$ 11,045	$ 12,045	$ 12,272	$ 12,235	$ 13,239	$ 10,437	$ 11,846	$ 12,503	$ 13,993	$ 15,099	$ 15,826	$ 15,524	$ 16,747	$ 16,717	$ 15,181	$ 14,339	$ 15,937	$ 16,034	$ 16,664	$ 16,276	$ 17,432	$ 18,780	$ 18,416	$ 19,765	$ 19,342	$ 20,221	$ 20,702	$ 21,793	$ 22,210	$ 22,575	$ 24,541
C000112762
Account Value [Line Items]
Accumulated Value	250,000	255,636	261,325	276,765		286,802	291,434	308,129	300,124	307,451	330,245	296,163	323,336	329,696	329,118	356,572	281,521	319,812	337,886	378,528	408,936	429,155	421,318	455,032	454,871	413,432	390,945	435,037	438,178	456,029	445,781	477,991	515,582	506,098	543,689	532,764	557,515	571,582	602,209	614,496	625,293	680,558
C000012493
Account Value [Line Items]
Line Graph and Table Measure Name					Investor
Accumulated Value	10,000	10,223	10,442	11,058		11,455	11,632	12,292	11,967	12,253	13,157	11,793	12,874	13,121	13,091	14,175	11,184	12,705	13,421	15,030	16,230	17,027	16,714	18,041	18,028	16,386	15,490	17,227	17,348	18,049	17,638	18,906	20,391	20,004	21,489	21,046	22,021	22,566	23,773	24,249	24,668	26,845
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,385	10,782	11,436		11,790	12,318	13,136	13,037	13,484	14,524	12,560	14,275	14,889	15,142	16,515	13,279	16,006	17,436	19,554	20,761	22,536	22,667	25,167	24,009	20,144	19,160	20,609	22,154	24,091	23,302	26,026	28,774	30,006	31,773	32,538	31,148	34,556	37,364	38,356	36,694	42,271
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	250,000	259,630	269,559	285,911		294,740	307,946	328,408	325,915	337,106	363,100	314,009	356,865	372,224	378,546	412,880	331,963	400,160	435,892	488,845	519,031	563,402	566,681	629,169	600,237	503,592	479,004	515,221	553,848	602,266	582,551	650,661	719,344	750,159	794,318	813,454	778,702	863,911	934,099	958,900	917,338	1,056,779
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,385	10,782	11,436		11,790	12,318	13,136	13,037	13,484	14,524	12,560	14,275	14,889	15,142	16,515	13,279	16,006	17,436	19,554	20,761	22,536	22,667	25,167	24,009	20,144	19,160	20,609	22,154	24,091	23,302	26,026	28,774	30,006	31,773	32,538	31,148	34,556	37,364	38,356	36,694	42,271
S&P 1000 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 1000 Value TR
Accumulated Value	10,003	10,532	11,648	11,846		11,939	12,440	13,055	12,730	13,541	13,999	11,465	13,017	13,291	13,391	14,400	9,247	11,228	11,456	14,890	17,888	18,649	18,211	19,465	19,286	16,729	15,915	17,868	18,343	19,030	18,013	20,596	21,186	20,354	22,406	22,746	21,453	22,171	23,831	24,428	24,929	28,227
S&P 1000 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 1000 Value TR
Accumulated Value	249,998	263,209	291,103	296,065		298,389	310,907	326,278	318,147	338,408	349,871	286,531	325,314	332,170	334,676	359,874	231,104	280,605	286,298	372,131	447,064	466,084	455,120	486,466	482,000	418,091	397,739	446,550	458,429	475,593	450,175	514,745	529,493	508,690	559,978	568,477	536,155	554,098	595,580	610,511	623,022	705,438
S&P 1000 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 1000 Value TR
Accumulated Value	$ 10,003	$ 10,532	$ 11,648	$ 11,846		$ 11,939	$ 12,440	$ 13,055	$ 12,730	$ 13,541	$ 13,999	$ 11,465	$ 13,017	$ 13,291	$ 13,391	$ 14,400	$ 9,247	$ 11,228	$ 11,456	$ 14,890	$ 17,888	$ 18,649	$ 18,211	$ 19,465	$ 19,286	$ 16,729	$ 15,915	$ 17,868	$ 18,343	$ 19,030	$ 18,013	$ 20,596	$ 21,186	$ 20,354	$ 22,406	$ 22,746	$ 21,453	$ 22,171	$ 23,831	$ 24,428	$ 24,929	$ 28,227